Commitments and Contingencies (Details Narrative) $ in Thousands							1 Months Ended						3 Months Ended				6 Months Ended
	Jun. 03, 2024 USD ($) Capacity	May 13, 2024 USD ($) Capacity	Apr. 08, 2024 USD ($) Capacity	Jan. 25, 2024 USD ($) Capacity	Oct. 01, 2021 USD ($) Installment Capacity	Jul. 02, 2021 USD ($) Vessel Installment Capacity	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($) Capacity Installment	Jun. 30, 2022 USD ($) Installment Capacity	Apr. 30, 2022 USD ($) Installment Capacity	Nov. 30, 2021 USD ($) Capacity Installment	Jun. 30, 2024 USD ($) Installment Capacity Vessel	Mar. 31, 2024 USD ($) Capacity Installment	Sep. 30, 2023 USD ($) Installment Capacity	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) Vessel	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding																	$ 182,627	$ 113,600
Deposits for vessels acquisitions													$ 513,262				513,262		$ 434,134
Other Assets, Noncurrent													66,083				66,083		62,111
Contractual Obligation													186,295				186,295
Initial direct costs																	60,098
Four 5,300 TEU newbuilding containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding						$ 18,480
Deposits for vessels acquisitions													80,080				80,080
Number of vessels | Vessel						4
Contractual Obligation													43,120				43,120
Vessel capacity in TEU | Capacity						5,300
Property, Plant and Equipment, Transfers and Changes						$ 61,600
Number of installments | Installment						3
Four 5,300 TEU newbuilding containerships [Member] | First installment of each vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																				$ 24,640
Four 5,300 TEU newbuilding containerships [Member] | Second Instalment For Four Vessels And Third Installment For Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions								$ 36,960
Four 5,300 TEU newbuilding containerships [Member] | Third Instalment For Other Two Vessels And Last Installment For One Vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																			55,440
Four 5,300 TEU newbuilding containerships [Member] | Last Installment for Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions													86,240				86,240
Zim Sparrow [Member]
Property, Plant and Equipment [Line Items]
Date of delivery						November 9, 2023
Zim Eagle [Member]
Property, Plant and Equipment [Line Items]
Vessel type				Containership
Vessel capacity in DWT | Capacity				5,300
Date of delivery						January 25, 2024
Property, Plant and Equipment, Transfers and Changes				$ 67,707
Capitalized expenses				$ 6,107
Zim Condor [Member]
Property, Plant and Equipment [Line Items]
Vessel type			Containership
Vessel capacity in DWT | Capacity			5,300
Date of delivery												April 8, 2024
Property, Plant and Equipment, Transfers and Changes			$ 69,143
Capitalized expenses			$ 6,318
Zim Hawk [Member]
Property, Plant and Equipment [Line Items]
Vessel type	Containership
Vessel capacity in DWT | Capacity	5,300
Date of delivery												June 3, 2024
Property, Plant and Equipment, Transfers and Changes	$ 69,083
Capitalized expenses	$ 6,258
Zim Falcon [Member]
Property, Plant and Equipment [Line Items]
Date of delivery						July 4, 2024
Zim Pelican [Member]
Property, Plant and Equipment [Line Items]
Date of delivery						July 31, 2024
Nave Cosmos [Member]
Property, Plant and Equipment [Line Items]
Vessel type		Aframax/LR2
Vessel capacity in DWT | Capacity		115,651
Date of delivery											May 13, 2024
Property, Plant and Equipment, Transfers and Changes		$ 67,868
Capitalized expenses		$ 5,210
Nave Polaris [Member]
Property, Plant and Equipment [Line Items]
Date of delivery											August 12, 2024
Two 5,300 TEU newbuilding containerships [Member] | Third Installment For Other One Vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions													6,160				6,160
Two 5,300 TEU newbuilding containerships [Member] | Second installment for two vessels and third installment for one vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																			18,480
Two 5,300 TEU newbuilding containerships [Member] | Exercise of Option [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding					$ 18,480
Deposits for vessels acquisitions													36,960				36,960			$ 12,320
Contractual Obligation													43,120				43,120
Vessel capacity in TEU | Capacity					5,300
Property, Plant and Equipment, Transfers and Changes					$ 61,600
Date of expected delivery of vessel					second half of 2024
Number of installments | Installment					3
Four 5,300 TEU newbuilding containerships (two plus two optional) [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding												$ 25,130
Deposits for vessels acquisitions													43,978				43,978
Contractual Obligation													37,695				37,695
Vessel capacity in TEU | Capacity												5,300
Property, Plant and Equipment, Transfers and Changes												$ 62,825
Date of expected delivery of vessel												second half of 2024
Number of installments | Installment												4
Four 5,300 TEU newbuilding containerships (two plus two optional) [Member] | Third Installment for One Vessel Fourth Installment for One Vessel and Last Installment for Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions													87,955				87,955
Four 5,300 TEU newbuilding containerships (two plus two optional) [Member] | First installment for four vessels, second installment for two vessels and third installment for one vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions								43,978
Four 5,300 TEU newbuilding containerships (two plus two optional) [Member] | Second Installment for Other Two Vessels, Third Installment for Two Vessels and Fourth Installment for Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																			37,695
Four Aframax/ LR2 newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity											115,000
Increase (Decrease) in Deposits Outstanding											$ 23,400
Deposits for vessels acquisitions													62,658				62,658
Contractual Obligation													35,100				35,100
Property, Plant and Equipment, Transfers and Changes											$ 58,500
Number of installments | Installment											4
Additional features											$ 4,158
Four Aframax/ LR2 newbuilding vessels [Member] | Third Installment For Other Three Vessels And Fourth Installment For Two Vessels And Last Installment For One Vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions													68,923				68,923
Four Aframax/ LR2 newbuilding vessels [Member] | Second Installment For Four Vessels And Third Installment For One Vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																			31,329
Four Aframax/ LR2 newbuilding vessels [Member] | First installment for four vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions								25,063
Four Aframax/ LR2 newbuilding vessels II [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity														115,000	115,000
Increase (Decrease) in Deposits Outstanding														$ 27,562	$ 27,562
Deposits for vessels acquisitions													36,750				36,750
Contractual Obligation														33,688	33,688
Property, Plant and Equipment, Transfers and Changes														$ 61,250	$ 61,250
Date of expected delivery of vessel														during 2027	during 2026
Number of installments | Installment														4	4
Additional features														$ 3,300
Four Aframax/ LR2 newbuilding vessels II [Member] | First installment for four vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions													36,750				36,750
Two Aframax LR2 Newbuilding Scrubber-fitted Vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions													18,375				18,375
Two Aframax LR2 Newbuilding Scrubber-fitted Vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions													18,375				18,375
Remaining three newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
Date of expected delivery of vessel											second half of 2024
Two newbuilding liquified natural gas dual fuel [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding										$ 92,408
Deposits for vessels acquisitions													150,163				150,163
Contractual Obligation													23,102				23,102
Vessel capacity in TEU | Capacity										7,700
Property, Plant and Equipment, Transfers and Changes										$ 115,510
Date of expected delivery of vessel										second half of 2024 and the first half of 2025
Number of installments | Installment										4
Two newbuilding liquified natural gas dual fuel [Member] | First installment of each vessel [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions								$ 46,204
Two newbuilding liquified natural gas dual fuel [Member] | Second And Third Installments For Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																			103,959
Two Aframax/ LR2 newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity									115,000
Increase (Decrease) in Deposits Outstanding									$ 24,200
Deposits for vessels acquisitions													24,200				24,200
Contractual Obligation													36,300				36,300
Property, Plant and Equipment, Transfers and Changes									$ 60,500
Date of expected delivery of vessel									first half of 2025
Number of installments | Installment									4
Additional features									$ 4,158
Two Aframax/ LR2 newbuilding vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																			12,100
Two Aframax/ LR2 newbuilding vessels [Member] | Second installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions													12,100				12,100
Two newbuilding Japanese MR2 Product Tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description								ten years								ten years
Increase (Decrease) in Deposits Outstanding								$ 18,000								$ 18,000
Other Assets, Noncurrent													10,972				10,972
Date of expected delivery of vessel								second half of 2025 and the first half of 2026								second half of 2026
Two newbuilding Japanese MR2 Product Tanker vessels [Member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																			9,000
One Newbuilding Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Other Assets, Noncurrent													11,095				11,095
Two newbuilding Japanese MR2 Product Tankers [member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description							ten years
Increase (Decrease) in Deposits Outstanding							$ 20,000
Other Assets, Noncurrent													12,027				$ 12,027
Date of expected delivery of vessel							first half of 2027
Two newbuilding Japanese MR2 Product Tankers [member] | First installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Advances for vessel acquisitions																			$ 10,000
Two TEU Newbuilding Methanol-ready and Scrubber-fitted Containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding													$ 82,200
Number of vessels | Vessel													2				2
Contractual Obligation													$ 20,550				$ 20,550
Vessel capacity in TEU | Capacity													7,900
Property, Plant and Equipment, Transfers and Changes													$ 102,750
Date of expected delivery of vessel													second half of 2026
Number of installments | Installment													4
Additional features													$ 3,250
Four Aframax/LR2 Newbuilding Scrubber-fitted Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity													115,000
Number of vessels | Vessel													4				4
Four Aframax/LR2 Newbuilding Scrubber-fitted Vessels [Member] | First Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding													$ 34,238
Contractual Obligation													28,012				$ 28,012
Property, Plant and Equipment, Transfers and Changes													$ 62,250
Date of expected delivery of vessel													second half of 2027
Number of installments | Installment													4
Additional features													$ 3,300
Four Aframax/LR2 Newbuilding Scrubber-fitted Vessels [Member] | Other Two Vessels [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding													34,650
Contractual Obligation													28,350				$ 28,350
Property, Plant and Equipment, Transfers and Changes													$ 63,000
Date of expected delivery of vessel													first half of 2028
Number of installments | Installment													4
Additional features													$ 3,300